Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash		$ 2,654,185	$ 3,816,940
Restricted cash			78,461
Accounts receivable, net		95,691	921,235
Interest receivable - related party			4,825
Prepayments		12,248	104,307
Other receivables		97,911	36,706
Total current assets		2,860,035	4,962,474
NON-CURRENT ASSETS
Property and equipment, net		210,330	236,166
Intangible assets, net		30,538	20,063
Operating lease right-of-use assets		522,278	623,236
Other non-current assets		40,376	36,809
Deferred offering costs		1,306,313
Deferred tax assets		118,159
Total non-current assets		2,227,994	916,274
TOTAL ASSETS		5,088,029	5,878,748
CURRENT LIABILITIES
Accounts payable		264,006	836,787
Accounts payable - related party			1,285
Operating lease liabilities - current		165,506	130,198
Advance from clients		187,630	587,396
Due to related parties		1,129,005	85,784
Taxes payable		37,919	508,149
Accruals and other payables		1,108,910	437,770
Total current liabilities		2,892,976	2,587,369
Operating lease liabilities - non-current		373,068	494,425
Total non-current liabilities		373,068	494,425
TOTAL LIABILITIES		3,266,044	3,081,794
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 8,213,040 shares issued and outstanding as of December 31, 2022 and 2021*	[1]	821	821
Class B ordinary shares, $0.0001 par value, 200,000,000 shares authorized, 3,786,960 shares issued and outstanding as of December 31, 2022 and 2021*	[1]	379	379
Share subscription receivables	[1]	(1,200)	(1,200)
Additional paid-in capital		114,726	114,726
Statutory reserve		282,545	282,545
Retained earnings		1,563,563	2,335,046
Accumulated other comprehensive (loss) income		(138,849)	64,637
Total shareholders’ equity		1,821,985	2,796,954
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 5,088,029	$ 5,878,748

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14)